Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 842,393	$ 443,117
Accounts receivable	1,644,193	1,325,186
Net investment in sales-type leases	167,888	203,381
Inventories	1,426,141	690,521
Deposits, prepayments and other receivables	1,313,080	1,467,600
Total current assets	5,393,695	4,129,805
Non-current assets:
Property and equipment, net	2,037,929	874,262
Intangible assets, net	342,862	367,939
Net investment in sales-type leases	229,663	294,499
Prepayments	1,089,222
Total non-current assets	3,699,676	1,536,700
TOTAL ASSETS	9,093,371	5,666,505
Current liabilities:
Accounts payable	1,382,829	977,458
Customer deposits	1,050,960	1,377,535
Other payables and accrued liabilities	538,278	841,979
Bank borrowings	143,850	46,983
Lease liabilities	635,585	424,070
Total current liabilities	3,751,502	3,668,025
Long-term liabilities:
Bank borrowings	290,896	36,569
Lease liabilities	837,979	216,430
Total long-term liabilities	1,128,875	252,999
TOTAL LIABILITIES	4,880,377	3,921,024
Commitments and contingencies
Shareholders’ equity
Ordinary share, US$0.00625 par value - 80,000,000 shares authorized, 25,650,000 shares issued and outstanding	160,313	150,000
Share premium	3,244,515	652,637
Retained earnings	808,166	942,844
Total shareholders’ equity	4,212,994	1,745,481
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 9,093,371	$ 5,666,505